Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Schedule of accounts receivable, net
Accounts receivable, net consist of the following:

	As of December 31,
	2023	2024
	(RMB in millions)
Logistics receivables	12,305	13,797
Online retail and online marketplace receivables (*)	8,842	13,206
Advertising receivables and others	1,043	658

Accounts receivable	22,190	27,661
Allowance for doubtful accounts	(1,888)	(2,065)

Accounts receivable, net	20,302	25,596

(*)
The accounts receivable in relation to consumer financing business is included in online retail and online marketplace receivables. As JD Technology performs credit risk assessment services for the individuals and purchases the past-due
receivables from the Group at carrying values to absorb the risks and obtain the returns from such financing arrangements, no allowance for doubtful accounts in relation to consumer financing receivables was provided.

Schedule of movements in the allowances for doubtful accounts
The movements in the allowance for doubtful accounts are as follows:

	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
Balance at beginning of the year	(1,034)	(1,582)	(1,888)
Additions	(615)	(542)	(376)
Write-off	67	236	199

Balance at end of the year	(1,582)	(1,888)	(2,065)